Taxes	12 Months Ended
Jun. 30, 2018
Taxes [Abstract]
TAXES

NOTE 15 – TAXES

(a)	Corporate Income Taxes (“CIT”)

CLPS was incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

CLPS Hong Kong was established in Hong Kong and is subject to statutory income tax rate at 16.5%. CLPS SG is subject to Singapore income tax at the rate of 17%.  CLPS AU was established in Australia and is subject to corporate income tax at 30%. JL are subject to Taiwan income tax at the rate of 17%.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. CLPS Shanghai, the Company’s main operating subsidiary in PRC, has been approved as HNTEs in 2013 and reapproved in 2016. The Company is entitled to a reduced income tax rate of 15% through November 2019.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The impact of the tax holidays noted above decreased income taxes by $285,130, $317,488 and $290,159 for the fiscal year 2018, 2017 and 2016, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.02, 0.03 and $0.03 for the years ended June 30, 2018, 2017 and 2016, respectively.

Income (loss) before income taxes

	For the years ended June 30,
	2018	2017	2016
PRC	$2,863,419	$2,516,211	$2,297,424
Non-PRC	(260,649)	(413,400)	(243,300)
	$2,602,770	$2,102,811	$2,054,124

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2018	2017	2016
PRC statutory income tax rate	25%	25%	25%
Effect of income tax rate difference in other jurisdictions	(1.8)%	4.8%	5.9%
Effect of PRC preferential tax rate and tax holidays	(11.0)%	(15.1)%	(14.1)%
R&D credits	(18.3)%	(14.3)%	(11.9)%
Permanent difference and others*	1.8%	(6.0)%	8.2%
Effective tax rate	(4.3)%	(5.6)%	13.1%

* Permanent difference and other primarily represented tax effect on the intercompany transactions.

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2018	2017	2016
Current income tax provision	$95,923	$102,568	$365,866
Deferred income tax benefit	(208,051)	(221,114)	(96,713)
Total (benefit) provision for income tax expenses	$(112,128)	$(118,546)	$269,153

As of June 30, 2018, the tax years ended December 31, 2012 through December 31, 2017 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of June 30, 2018 and 2017, the Company had net operating loss carry forwards of approximately $3,752,850 and $1,234,500, respectively, from the Company’s PRC subsidiaries, which will expire by December 31, 2021. As of June 30, 2018, the Company had net operating loss carry forwards of approximately $458,000, $137,000, $76,000 and $3,000 from its operations in Singapore, Australia, Hong Kong and Taiwan, respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely.

The significant components of the deferred tax assets are as follows:

	June 30, 2018	June 30, 2017
Deferred tax assets:
Net operating loss carry forwards	$649,766	$423,543
Accrued expenses and other	57,965	9,611
Total deferred tax assets	707,731	433,154

Deferred tax liabilities:
Unbilled accounts receivables	(169,266)	(62,855)
Deferred contract cost	(26,368)	(71,346)
Total deferred tax liabilities	(195,634)	(134,201)

Total deferred tax assets, net	$512,097	$298,953

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as at June 30, 2018 and 2017.

(b)	Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2018	June 30, 2017

VAT tax payable	$228,477	$182,036
Corporate income tax payable	96,636	-
Withholding tax payable	257,942	274,542
Disability insurance fund payable	299,645	168,650
Other taxes payable	22,150	15,636
Total taxes payable	$904,850	$640,864

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended June 30, 2018 and 2017, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2018.